COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2022
COMMON STOCK
Schedule of common stock issued for debt conversion
Amount Converted	Conversion Price Per Share	Number Shares
$15,146	$0.001	15,146,188
Total Converted: $15,146		Total Shares: 15,146,188
Amount Converted	Conversion Price Per Share	Number Shares
$9,854	$0.001	9,853,810
Total Converted: $9,854		Total Shares: 9,853,810
Amount Converted	Conversion Price Per Share	Number Shares
$7,000	$0.001	7,000,000
Total Converted: $7,000		Total Shares: 7,000,000